SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation expense	$ 1,148	$ 898	$ 559
Research and Development [Member]
Stock-based compensation expense	243	97
Cost of Revenues
Stock-based compensation expense	134	107
Marketing and Selling [Member]
Stock-based compensation expense	57	123
General and Administrative [Member]
Stock-based compensation expense	$ 714	$ 571